Subsequent Events (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 01, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Subsequent Events
Aggregate principal amount converted				$ 0	$ 1,642
Total amount			¥ 43,000	$ 6,056
Subsequent event
Subsequent Events
Total amount | ¥		¥ 2,450,000
Convertible Senior Notes Due 2026
Subsequent Events
Aggregate principal amount | ¥			¥ 2,121,397			¥ 9,011,135
Convertible Senior Notes Due 2026 | Subsequent event
Subsequent Events
Interest rate	0.00%
Aggregate principal amount converted	$ 300,536
Aggregate principal amount	$ 912